Investment in finance leases, net (Tables)	6 Months Ended
Jun. 30, 2023
Flight Equipment, Net [Abstract]
Schedule of components of net investment in finance leases
Components of investment in finance leases, net as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022
Future minimum lease payments to be received, net	$1,254,215	$1,299,724
Estimated residual values of leased flight equipment	647,199	630,538
Less: Unearned income	(516,549)	(551,165)
Less: Allowance for credit losses (Note 21)	(11,769)	(23,025)
	$1,373,096	$1,356,072